Client Name:
Client Project Name:	BRAVO 2024-CES1
Start - End Dates:	7/10/2023 - 3/25/2024
Deal Loan Count:	2,982

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Total				3

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